FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Foreign Currency Sensitivity (Details) - Currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent	10.00%
Reasonably possible decrease in risk variable percent	10.00%
Reasonably possible increase in risk variable, impact on income	$ 132	$ (24)
Reasonably possible increase in risk variable, impact on equity	(422)	497
Reasonably possible decrease in risk variable, impact on income	(148)	13
Reasonably possible decrease in risk variable, impact on equity	$ 674	$ (511)